Other Income (Details) - Schedule of Other Income - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other income
Income from government grants	€ 4,874,934	€ 14,415,368	€ 12,609,789	€ 14,415,368
Other	7,974	26,173	19,307	27,767
Total	€ 4,882,908	€ 14,441,541	€ 12,629,096	€ 14,443,135